SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Text block [abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS
Subsequent to December 31, 2023, 13,000,800
shares wer
e
issued under the ATM Program pursuant to the December Sales Agreement at a weighted average price of
$10.38
for gross proceeds of
$135.0
million less commissions of
 $1.3
million and other transaction costs of
$3.5
million for net proceeds of $130.2 million. Additionally, 1,208,332 options were exercised for gross proceeds of $4,035.